Lease obligation	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block Abstract
Lease obligation
7	Lease obligation

Amount $

Balance – December 31, 2020 (recast – note 2)	1,062
Additions	701
Repayment of lease obligation	(260)
Accreted interest	146
Currency translation adjustment	3

Balance – December 31, 2021	1,652
Additions and valuation adjustments	105
Repayment of lease obligation	(430)
Accreted interest	202
Currency translation adjustment	(90)
Balance – December 31, 2022	1,439
Less: Current portion	(320)
Non-current portion	1,119

The Corporation recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the liability, discounted at an incremental borrowing rate of 11%, adjusted for any payments made before the commencement date, plus any initial direct costs, less any lease incentives received. During the year ended December 31, 2022, the Corporation recognized $108 (2021 - $719; 2020 - $131) in right-of-use assets in property and equipment on the statements of financial position and recognized $16 in expenses related to low-value and short-term leases (2021 - $16; 2020 - $15) and $139 (2021 - $146; 2020 - $127) related to variable lease payments not included in measurement of lease liabilities on the consolidated statements of loss and comprehensive loss.